Shareholder Report, Average Annual Return (Details)	1 Months Ended	12 Months Ended	14 Months Ended	18 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000146024 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX)
Average Annual Return, Percent		4.26%			3.05%		2.03%
C000003421 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX)
Average Annual Return, Percent		4.26%			3.05%		2.03%
C000003422 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX)
Average Annual Return, Percent		4.26%			3.05%		2.03%
C000003449 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX)
Average Annual Return, Percent		4.18%			3.00%		1.98%
C000003457 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LIQUID ASSETS PORTFOLIO (SHARES/NILAP)
Average Annual Return, Percent		4.42%			3.23%		2.21%
C000070154 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TREASURY PORTFOLIO (PREMIER SHARES/NTPXX)
Average Annual Return, Percent		4.20%			3.02%	2.14%
C000070152 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TREASURY PORTFOLIO (SHARES/NITXX)
Average Annual Return, Percent		4.25%			3.06%		2.05%
C000232976 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX)
Average Annual Return, Percent		4.25%			3.06%		2.05%
C000250980 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TREASURY INSTRUMENTS PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWIXX)
Average Annual Return, Percent	0.41%
C000193056 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TREASURY INSTRUMENTS PORTFOLIO (SHARES/NTYXX)
Average Annual Return, Percent		4.32%	4.38%
C000193058 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		TREASURY INSTRUMENTS PORTFOLIO (PREMIER SHARES/NPYXX)
Average Annual Return, Percent		4.27%		4.53%